Basis of Preparation (Details 3) (AIG, USD $) In Millions, unless otherwise specified	0 Months Ended
Dec. 09, 2012
Sale of ILFC common stock by AIG
Parent Company
Percentage of common stock to be sold by AIG	80.10%
Common stock, aggregate cash purchase price	$ 4,200.0
Ownership interest AIG will retain after sale (as a percent)	19.90%
Jumbo Acquisition Limited election to purchase additional common stock from AIG
Parent Company
Percentage of common stock to be sold by AIG	9.90%
Common stock, aggregate cash purchase price	$ 522.5
Election period for buyer to purchase additional stock	10 days
Ownership interest AIG will retain after sale (as a percent)	10.00%
Jumbo Acquisition Limited election to purchase additional common stock from AIG | Expected
Parent Company
Ownership interest AIG will retain after sale (as a percent)	9.40%